April 30, 1998




                        P   H   O   E   N  I  X

                            F   U   N   D  S






                           SEMIANNUAL REPORT



                                                 PHOENIX MULTI-SECTOR
                                                 SHORT TERM BOND FUND




[LOGO] PHOENIX
       INVESTMENT PARTNERS

              -----------------------------------------------------
              Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
              -----------------------------------------------------

              CHAIRMAN'S
              MESSAGE

                    Dear Phoenix Funds Shareholder:

                       I'm pleased to make you aware that we recently changed
                    our corporate name to Phoenix Investment Partners, Ltd. We feel this new name better fits the growing investment management firm we have been building and reflects our commitment to partnership and excellence in serving the financial needs of investors like you.

                       Over the past year, we have added several of the
                    industry's most experienced and talented money managers to our team to provide you with a wider variety of quality investment products. Phoenix Investment Partners offers you access to the distinct investment styles of independent money managers across the U.S. and around the world:

                       Aberdeen Fund Managers, Inc.
                       Duff & Phelps Investment Management Co.
                       Phoenix Investment Counsel, Inc.
                       Roger Engemann & Associates, Inc.
                       Seneca Capital Management LLC
                       Classic Value group, led by Chris Bertelsen
                       Quantitative Value group, led by Steve Colton and Dong Hao Zhang

                       As always, we are committed to providing you with sound
                    investments and outstanding service--now with even more choices, including value-style mutual funds. To learn more about our new partners and their distinctive investment styles, contact your financial advisor or call a marketing specialist at 1-800-243-4361.

                                              Sincerely,

                                                [SIGNATURE]
                                              Philip R. McLoughlin
                                              PRESIDENT, PHOENIX FUNDS

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
-------------------------------------------------------------------

INVESTOR PROFILE
  Phoenix Multi-Sector Short-Term Bond Fund is designed for moderately risk-averse investors seeking to maximize current income consistent with preservation of capital.

INVESTMENT ADVISER'S REPORT
  Phoenix Multi-Sector Short-Term Bond Fund continued to provide investors with above-average returns. For the six months ended April 30, 1998, Class A shares returned 4.83%, Class B shares returned 4.56%, and Class C shares returned 4.69% compared with 3.02% for the Merrill Lynch Medium Quality Corporate Short-Term Bond Index.* All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

  The Fund's defensive stance in "BB"-rated high yield names with a focus on oil and gas and telecommunications issues benefited performance. Our focus on diversified sovereign debt issues in emerging markets, especially corporate issues in Mexico and Argentina, also helped performance. Foreign investing involves special risks, such as currency fluctuation, less public disclosure as well as economic and political risks.

OUTLOOK
  Given our outlook for moderate growth and benign inflation in the United States, we will continue to emphasize domestic high-yield issues. The emphasis will be on telecommunications and oil and gas exploration and production companies based on the improving fundamentals in this sector.

  We also believe that emerging markets offer attractive opportunities for long-term appreciation. Our focus is on identifying emerging countries that are experiencing the types of improvements in their infrastructure associated with a better standard of living. The portfolio will continue to maintain a duration that is neutral to the benchmark. As of April 30, 1998 the Fund's duration was
2.4 years.

* The Merrill Lynch Medium Quality Corporate Short-Term Bond Index is an unmanaged, commonly used index that tracks the returns of corporate issues rated "BBB" and "A" by Standard & Poor's, with maturities from one to three years. The Index is not available for direct investment.

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
--------------------------------------------------------------------------------

                         INVESTMENTS AT APRIL 30, 1998
                                  (UNAUDITED)

                                     MOODY'S           PAR
                                      BOND            VALUE
                                     RATING           (000)             VALUE
                                     -------      -------------      ------------
U.S. GOVERNMENT SECURITIES--5.4%
U.S. TREASURY NOTES--5.4%
  U.S. Treasury Notes 5.375%,
    2/15/01........................  Aaa                 $2,750      $  2,733,967
                                                                     ------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $2,735,416).................................         2,733,967
                                                                     ------------
AGENCY NON-MORTGAGE-BACKED SECURITIES--0.5%
  Overseas Private Investment
    6.58%, 12/15/01................  NR                     250           252,266
                                                                     ------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
  (Identified cost $250,000)...................................           252,266
                                                                     ------------
MUNICIPAL BONDS--6.8%
  Chicago O'Hare Taxable Revenue
    6.47%, 1/1/00..................  Aaa                    150           151,125
  Chicago Tax Increment 6.25%,
    6/1/02.........................  Aaa                    750           752,813
  Massachusetts State Port
    Authority Revenue 6.05%,
    7/1/02.........................  Aa                     400           398,000
  Mississippi State Taxable Series
    T 7.50%, 11/1/00...............  Aa                     855           883,856
  New York State Dormitory
    Authority Revenue, Taxable
    6.45%, 10/1/99.................  Baa                    400           402,500
  Orange County Pension Taxable
    Series A 6.16%, 9/1/98.........  Aaa                    500           500,725
  San Diego County Pension Taxable
    Series A 6.24%, 8/15/02........  Aaa                    400           400,000
                                                                     ------------
TOTAL MUNICIPAL BONDS
  (Identified cost $3,478,349).................................         3,489,019
                                                                     ------------
ASSET-BACKED SECURITIES--11.1%
  AESOP Funding II LLC 144A 97-1,
    A2 6.40%,
    10/20/03 (b)...................  Aaa                    500           506,094
  Banc One Auto Trust 95-A, CTFS
    7.25%, 10/15/01................  A                      500           501,081
  Capita Equipment Receivables
    Trust 97-1B, 6.45%, 8/15/02....  Aa                     250           252,969
  Case Equipment Loan Trust 6.45%,
    9/15/02........................  A                      500           503,672
  Chase Credit Card Master Trust
    97-2A 6.30%, 4/15/03...........  Aaa                    156           157,473
  Continental Airlines 7.522%,
    6/30/01........................  Ba                     400           403,375

                                     MOODY'S           PAR
                                      BOND            VALUE
                                     RATING           (000)             VALUE
                                     -------      -------------      ------------
ASSET-BACKED SECURITIES--CONTINUED
  Countrywide Funding Corp. 93-12,
    B3 6.625%, 2/25/24.............  Baa                   $ 39      $     38,523
  Fleetwood Credit Corp. 96-A, B
    6.95%, 10/17/11................  A                      276           278,334
  Ford Credit Auto Owner Trust
    96-B, 6.55%, 2/15/02...........  A                      250           252,187
  Green Tree Financial Corp. 96-1,
    A2 5.85%, 3/15/27..............  Aaa                    500           498,203
  Imperial CMB Trust 6.95%,
    11/25/29.......................  AAA(c)                 494           492,382
  NationsBank Auto Owner Trust
    96-A, B2 6.875%, 5/15/03.......  A                      500           508,649
  Newcourt Receivables Asset Trust
    97-1 A3 6.11%, 5/21/01.........  Aaa                    500           501,094
  Premier Auto Trust 97-3, B 6.52%,
    1/6/03.........................  A                      250           253,707
  Team Fleet Financing Corp. 96-1,
    B 144A 7.10%, 12/15/02 (b).....  BBB(c)                 500           504,531
                                                                     ------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $5,603,975).................................         5,652,274
                                                                     ------------
CORPORATE BONDS--19.9%
AEROSPACE/DEFENSE--1.0%
  Raytheon Co. 5.95%, 3/15/01......  Baa                    500           498,125
                                                                     ------------
AUTOMOBILES--1.0%
  Titan Tire Loan Participation 7%,
    2/11/00........................  NR                     500           490,000
                                                                     ------------
BANKS (MAJOR REGIONAL)--2.9%
  Banponce Financial Corp. 5.48%,
    10/26/98.......................  A                      375           374,137
  First Union Institutional Capital
    I 8.04%, 12/1/26...............  A                      250           267,187
  NationsBank Capital Trust III
    6.206%, 1/15/27 (d)............  Aa                     300           291,877
  Wachovia Capital Trust II 6.156%,
    1/15/27 (d)....................  Aa                     550           535,037
                                                                     ------------
                                                                        1,468,238
                                                                     ------------
BROADCASTING (TELEVISION, RADIO & CABLE)--2.0%
  Century Communications 8.75%,
    10/1/07........................  Ba                     500           518,750
  Tele-Communications, Inc. 7.375%,
    2/15/00........................  Baa                    500           508,750
                                                                     ------------
                                                                        1,027,500
                                                                     ------------

                       See Notes to Financial Statements                       3

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
--------------------------------------------------------------------------------

                                     MOODY'S           PAR
                                      BOND            VALUE
                                     RATING           (000)             VALUE
                                     -------      -------------      ------------
CONSUMER FINANCE--1.0%
  Ford Motor Credit 6%, 1/14/03....  A                     $500      $    496,250
                                                                     ------------
DIVERSIFIED MISCELLANEOUS--0.2%
  IBJ Preferred Capital Co. LLC
    144A 8.79%, 12/29/49 (b).......  A                      125           118,496
                                                                     ------------
DRUGS--MAJOR PHARMACEUTICALS--1.0%
  Schein Pharmaceutical, Inc. 144A
    8.727%, 12/15/04 (b) (d).......  B                      510           506,634
                                                                     ------------
HEALTH CARE (HOSPITAL MANAGEMENT)--0.8%
  Tenet Healthcare Corp. Sr. Note
    9.625%, 9/1/02.................  Ba                     375           422,344
                                                                     ------------
INVESTMENT BANKING/BROKERAGE--1.0%
  Merrill Lynch & Co. 6%, 2/12/03
    (e)............................  Aa                     500           496,250
                                                                     ------------
LEASING/RENTAL--0.5%
  Williams Scotsman, Inc. 9.875%,
    6/1/07.........................  B                      225           237,938
                                                                     ------------
MANUFACTURING (DIVERSIFIED)--0.5%
  Polymer Group, Inc. 9%, 7/1/07...  B                      250           258,125
                                                                     ------------
METALS MINING--2.2%
  AK Steel Corp. 10.75%, 4/1/04....  Ba                     600           642,000
  NSM Steel, Inc. 144A 12%, 2/1/06
    (b)............................  B                      250           237,500
  USX Corp. Sr. Notes 6.375%,
    7/15/98........................  Baa                    250           250,015
                                                                     ------------
                                                                        1,129,515
                                                                     ------------
OIL & GAS (DRILLING & EQUIPMENT)--0.5%
  Noble Drilling Corp. 9.125%,
    7/1/06.........................  Baa                    250           276,875
                                                                     ------------
OIL & GAS (EXPLORATION & PRODUCTION)--1.7%
  Benton Oil & Gas Co. 144A 9.375%,
    11/1/07 (b)....................  B                      500           500,000
  Lomak Petroleum, Inc. 8.75%,
    1/15/07........................  B                      375           382,500
                                                                     ------------
                                                                          882,500
                                                                     ------------
PUBLISHING--1.0%
  News America, Inc. 144A 6.625%,
    1/9/08 (b).....................  Baa                    500           493,125
                                                                     ------------
RETAIL (FOOD CHAINS)--1.0%
  Fred Meyer 7.45%, 3/1/08.........  Ba                     500           500,000
                                                                     ------------
                                     MOODY'S           PAR
                                      BOND            VALUE
                                     RATING           (000)             VALUE
                                     -------      -------------      ------------
TELECOMMUNICATIONS (LONG DISTANCE)--0.6%
  RCN Corp. 144A 9.80%, 2/15/08
    (b)............................  B                     $500      $    313,125
                                                                     ------------
TRUCKERS--1.0%
  Viking Star Shipping 9.625%,
    7/15/03........................  Ba                     500           523,125
                                                                     ------------
TOTAL CORPORATE BONDS
  (Identified cost $10,017,963)................................        10,138,165
                                                                     ------------
NON-AGENCY MORTGAGE BACKED SECURITIES--20.3%
  BTC Mortgage Investors Trust 144A
    97-S1, D 6.95%, 12/31/09 (b)...  BBB(c)                 750           751,172
  Bear Stearns Mortgage Securities,
    Inc. 95-1, 1B3 144A 6.48%,
    5/25/10 (b)....................  NR                     598           564,084
  Bear Stearns Mortgage Securities,
    Inc. 95-1, 2B3 144A 7.40%,
    7/25/10 (b)....................  NR                     483           473,726
  ContiMortgage Home Equity Loan
    Trust 98-1B, 7.86%, 4/15/29....  Baa                    952           961,074
  Criimi Mae Trust I 96-C1, A2 144A
    7.56%, 6/30/33 (b).............  BBB(c)                 400           405,750
  EQCC Home Equity Loan Trust 96-4,
    A4 6.47%, 8/15/10..............  Aaa                    530           534,175
  EQCC Home Equity Loan Trust 98-1,
    A4F 6.46%, 3/15/21 (f).........  Aaa                    800           799,000
  G.E. Capital Mortgage Services,
    Inc. 94-26, B2 7.03%,
    7/25/09........................  Baa                    251           252,418
  IMC Home Equity Loan Trust 98-1,
    M2 7.38%, 6/20/29..............  A                      348           351,915
  Merrill Lynch Mortgage, Inc.
    95-C2, C 7.79%, 6/15/21........  A                      263           269,395
  Oregon Commercial Mortgage, Inc.
    95-1, B 144A 7.35%, 6/25/23
    (b)............................  AA                     500           503,047
  PNC Mortgage Securities Corp.
    97-6, 1A 6.49%, 10/25/26 (e)...  Aaa                    387           387,828
  Prudential Home Mortgage
    Securities 93L, 3B2 144A
    6.641%, 12/25/23 (b)...........  NR                     250           247,031
  Prudential Home Mortgage
    Securities 96-A, B1 144A 7.96%,
    5/28/26 (b)....................  NR                     500           468,437
  Residential Asset Securitization
    Trust 96-A8, A1 8%, 12/25/26...  AAA(c)                 241           242,133

4                      See Notes to Financial Statements

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
--------------------------------------------------------------------------------

                                     MOODY'S           PAR
                                      BOND            VALUE
                                     RATING           (000)             VALUE
                                     -------      -------------      ------------
NON-AGENCY MORTGAGE BACKED SECURITIES--CONTINUED
  Residential Funding Mortgage
    Securities, Inc. I 93-S29, M3
    7%, 8/25/08....................  BBB(c)                $528      $    530,821
  Residential Funding Mortgage
    Securities, Inc. I 96-S8, A4
    6.75%, 3/25/11.................  AAA(c)                  91            92,547
  Resolution Trust Corp. 92-C3, B
    9.05%, 8/25/23.................   AA(c)                 124           125,169
  Resolution Trust Corp. 93-C2, B
    7.75%, 3/25/25.................   AA(c)                 500           499,383
  Resolution Trust Corp. 94-C1, C
    8%, 6/25/26....................   A(c)                  500           511,719
  Structured Asset Securities Corp.
    95-C1, D 7.375%, 9/25/24.......  BBB(c)                 500           504,062
  Structured Asset Securities Corp.
    96-C3, C 144A 7.375%, 6/25/30
    (b)............................  BBB(c)                 350           354,047
  Triangle Funding Ltd. 97-3A, 1B
    144A 5.846%, 10/15/05 (b)......  Aa                     500           499,063
                                                                     ------------
TOTAL NON-AGENCY MORTGAGE BACKED SECURITIES
  (Identified cost $10,212,272)................................        10,327,996
                                                                     ------------
FOREIGN GOVERNMENT SECURITIES--22.3%
ARGENTINA--2.9%
  Republic of Argentina 8.75%,
    7/10/02........................  Ba                     250           233,750
  Republic of Argentina Bearer FRB
    6.625%, 3/31/05 (d)............  Ba                   1,378         1,265,578
                                                                     ------------
                                                                        1,499,328
                                                                     ------------
BRAZIL--3.3%
  Republic of Brazil 6.875%,
    4/15/06 (d)....................  B                      752           670,937
  Republic of Brazil DCB-L Euro
    6.938%, 4/15/12 (d)............  B                    1,275         1,015,219
                                                                     ------------
                                                                        1,686,156
                                                                     ------------
BULGARIA--1.3%
  Republic of Bulgaria FLIRB-A
    Bearer Euro 2.25%, 7/28/12
    (d)............................  B                      250           168,125
  Republic of Bulgaria IAB PDI Euro
    6.563%, 7/28/11 (d)............  B                      600           474,000
                                                                     ------------
                                                                          642,125
                                                                     ------------
CROATIA--1.4%
  Croatia Series B 6.50%, 7/31/06
    (d)............................  Baa                    462           424,379
                                     MOODY'S           PAR
                                      BOND            VALUE
                                     RATING           (000)             VALUE
                                     -------      -------------      ------------
CROATIA--CONTINUED
  Croatia Series A 6.50%, 7/31/10
    (d)............................  Baa          $         300      $    266,438
                                                                     ------------
                                                                          690,817
                                                                     ------------
ECUADOR--1.0%
  Ecuador Bearer PDI Euro, PIK
    interest capitalization,
    6.625%, 2/27/15 (d)............  B                      835           533,821
                                                                     ------------
KOREA--1.2%
  Republic of Korea 0%, 4/26/99....  NR                 455,000(g)        288,967
  Republic of Korea 8.75%,
    4/15/03........................  Ba                     300           301,500
                                                                     ------------
                                                                          590,467
                                                                     ------------
PANAMA--1.4%
  Panama PDI Euro 6.563%, 7/17/16
    (d)............................  Ba                     260           216,706
  Republic of Panama 8.875%,
    9/30/27........................  Ba                     500           489,750
                                                                     ------------
                                                                          706,456
                                                                     ------------
PERU--0.3%
  Peru PDI 144A 3.25%, 3/7/17 (b)
    (d)............................   BB(c)                 250           170,781
                                                                     ------------
POLAND--4.5%
  Poland Discount Euro 6.688%,
    10/27/24 (d)...................  Baa                  1,500         1,479,375
  Poland Treasury Bill 0%,
    1/13/99........................  NR                   2,150(h)        547,945
  Poland Treasury Bill 0%,
    2/17/99........................  NR                   1,040(h)        258,209
                                                                     ------------
                                                                        2,285,529
                                                                     ------------
RUSSIA--2.4%
  Ministry of Finance Russia Regs
    9.25%, 11/27/01................  Ba                   1,250         1,228,125
  Russia IAN Series US 144A 6.719%,
    12/15/15 (b) (d)...............  NR                       4             3,111
                                                                     ------------
                                                                        1,231,236
                                                                     ------------
SOUTH AFRICA--0.5%
  Republic of South Africa 8.50%,
    6/23/17........................  Baa                    250           250,937
                                                                     ------------
VENEZUELA--2.1%
  Republic of Venezuela DCB Euro
    6.50%, 12/18/07 (d)............  Ba                   1,190         1,068,451
                                                                     ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
  (Identified cost $10,616,928)................................        11,356,104
                                                                     ------------

                       See Notes to Financial Statements                       5

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
--------------------------------------------------------------------------------

                                     MOODY'S           PAR
                                      BOND            VALUE
                                     RATING           (000)             VALUE
                                     -------      -------------      ------------
FOREIGN CORPORATE BONDS--9.9%
ARGENTINA--2.5%
  Cia Transporte Energia 144A
    8.625%, 4/1/03 (b).............  BBB-(c)               $500      $    501,250
  Telefonica De Argentina 144A
    9.125%, 5/7/08 (b).............  Ba                     250           251,250
  Transportadora de Gas del Sur
    10.25%, 4/25/01................  Ba                     500           525,000
                                                                     ------------
                                                                        1,277,500
                                                                     ------------
BRAZIL--0.5%
  Arisco Prod Alimenticios 144A
    10.75%, 5/22/05 (b)............  NR                     250           243,125
                                                                     ------------
CHINA--0.4%
  AES China Generating Co. Yankee
    10.125%, 12/15/06..............  Ba                     250           236,250
                                                                     ------------
COLOMBIA--1.5%
  Financiera Energ Nacional EMTN
    Euro 144A 9%, 11/8/99 (b)......  BBB-(c)                750           773,437
                                                                     ------------
MEXICO--4.0%
  Altos Hornos de Mexico A 11.375%,
    4/30/02........................  B                      600           621,000
  Banco Nacional de Mexico 144A
    7.57%, 12/31/00 (b)............  NR                     500           502,813
  Empresas ICA Sociedad 144A
    11.875%, 5/30/01 (b)...........  B                      250           271,562
  Grupo Elektra SA de C.V. 12.75%,
    5/15/01........................   B(c)                  250           276,875
  Vicap SA 10.25%, 5/15/02.........  Ba                     350           364,875
                                                                     ------------
                                                                        2,037,125
                                                                     ------------
TURKEY--1.0%
  Kazkommertsbank International
    144A 11.25%, 5/8/01 (b)........  B                      500           500,000
                                                                     ------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $5,571,931).................................         5,067,437
                                                                     ------------

                                                              SHARES        VALUE
                                                              ------     ------------
PREFERRED STOCKS--1.4%
REITS--1.4%
  Home Ownership Funding 2, Step-down Pfd. 144A 13.338%
    (b)................................................          750     $    725,767
                                                                         ------------
TOTAL PREFERRED STOCKS
  (Identified cost $701,807)........................................          725,767
                                                                         ------------
TOTAL LONG-TERM INVESTMENTS--97.6%
  (Identified cost $49,188,641).....................................       49,742,995
                                                                         ------------

                                                 STANDARD
                                                    &          PAR
                                                 POOR'S       VALUE
                                                 RATING       (000)
                                                 -------      ------
SHORT-TERM OBLIGATIONS--4.5%
COMMERCIAL PAPER--3.5%
  Marsh & McClennan Cos., Inc. 5.52%, 5/1/98...  A-1+         $1,805        1,805,000
                                                                         ------------
REPURCHASE AGREEMENT--1.0%
  State Street Repurchase Agreement 4% dated 4/30/98 due
    5/1/98, repurchase price $503,056, collateralized by
    U.S. Treasury Note 9.875%, 11/15/15, market value
    $515,904............................................         503          503,000
                                                                         ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $2,308,000)......................................        2,308,000
                                                                         ------------

TOTAL INVESTMENTS--102.1%
  (Identified cost $51,496,641).....................................       52,050,995(a)

  Cash and receivables, less liabilities--(2.1%)....................      (1,082,803)
                                                                         ------------
NET ASSETS--100.0%..................................................      $50,968,192
                                                                         ------------
                                                                         ------------

(a) Federal Income tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $584,970 and gross depreciation of $128,739 for income tax purposes. At April 30,1998, the aggregate cost of securities for federal income tax purposes was $51,594,764.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30,1998, these securities amounted to a value of $11,388,958 or 22.3% of net assets.
(c)  As rated by Standard & Poor's, Fitch or Duff & Phelps.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e)  All or a portion segregated as collateral.
(f)  When issued.
(g)  Par value represents Korean Won.
(h)  Par value represents Polish Zloty.

6                      See Notes to Financial Statements

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1998
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $51,496,641)                $  52,050,995
Cash                                                     866
Receivables
  Fund shares sold                                   869,860
  Interest                                           656,533
  Investment securities sold                         201,570
                                               -------------
    Total Assets                                  53,779,824
                                               -------------
LIABILITIES
Payables
  Investment securities purchased                  2,252,459
  Fund shares repurchased                            418,564
  Income distribution payable                         63,602
  Distribution fee                                    16,546
  Financial agent fee                                  7,726
  Trustees' fee                                        8,681
  Transfer agent fee                                   6,547
  Investment advisory fee                              2,027
Accrued expenses                                      35,480
                                               -------------
    Total Liabilities                              2,811,632
                                               -------------
NET ASSETS                                     $  50,968,192
                                               -------------
                                               -------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial
  interest                                     $  50,504,885
Distributions in excess of net investment
  income                                              (1,128)
Accumulated net realized loss                        (89,919)
Net unrealized appreciation                          554,354
                                               -------------
NET ASSETS                                     $  50,968,192
                                               -------------
                                               -------------
Shares of Class A common stock outstanding,
  $0.01 par value, unlimited authorization
  (Net Assets $30,555,895)                         6,099,206
Net asset value per share                              $5.01
Offering price per share $5.01/(1-2.25%)               $5.13
Shares of Class B common stock outstanding,
  $0.01 par value, unlimited authorization
  (Net Assets $12,273,735)                         2,451,387
Net asset value and offering price per share           $5.01
Shares of Class C common stock outstanding,
  $0.01 par value, unlimited authorization
  (Net Assets $8,138,562)                          1,624,400
Net asset value and offering price per share           $5.01

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 1998
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                         $ 1,664,246
Dividends                                             27,622
                                                 -----------
    Total investment income                        1,691,868
                                                 -----------
EXPENSES
Investment advisory fee                              119,628
Distribution fee--Class A                             35,980
Distribution fee--Class B                             41,054
Distribution fee--Class C                              9,422
Financial agent fee                                   46,614
Transfer agent                                        33,561
Registration                                          21,920
Professional                                          19,799
Printing                                              15,252
Trustees                                              10,674
Custodian                                              9,790
Miscellaneous                                          4,626
                                                 -----------
    Total expenses                                   368,320
    Less expenses borne by investment adviser       (119,227)
                                                 -----------
    Net expenses                                     249,093
                                                 -----------
NET INVESTMENT INCOME                              1,442,775
                                                 -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on securities                       32,044
Net change in unrealized appreciation on
  investments                                        553,933
                                                 -----------
NET GAIN ON INVESTMENTS                              585,977
                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                     $ 2,028,752
                                                 -----------
                                                 -----------

                       See Notes to Financial Statements                       7

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                              SIX MONTHS
                                                                                                ENDED
                                                                                            APRIL 30, 1998     YEAR ENDED
                                                                                             (UNAUDITED)    OCTOBER 31, 1997
                                                                                            --------------  -----------------
FROM OPERATIONS
  Net investment income                                                                      $  1,442,775     $   1,851,093
  Net realized gain                                                                                32,044           863,600
  Net change in unrealized appreciation (depreciation)                                            553,933          (213,559)
                                                                                            --------------  -----------------
  INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              2,028,752         2,501,134
                                                                                            --------------  -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income--Class A                                                                 (988,399)       (1,358,917)
  Net investment income--Class B                                                                 (347,271)         (500,332)
  Net investment income--Class C                                                                 (120,649)           (2,174)
  Net realized gains--Class A                                                                    (649,646)               --
  Net realized gains--Class B                                                                    (241,238)               --
  Net realized gains--Class C                                                                     (42,286)               --
                                                                                            --------------  -----------------
  DECREASE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS                          (2,389,489)       (1,861,423)
                                                                                            --------------  -----------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (2,050,398 and 5,033,530 shares, respectively)                 10,252,443        25,379,012
  Net asset value of shares issued from reinvestment of distributions
    (285,024 and 229,749 shares, respectively)                                                  1,417,886         1,158,643
  Cost of shares repurchased (1,882,594 and 2,409,066 shares, respectively)                    (9,416,781)      (12,117,223)
                                                                                            --------------  -----------------
Total                                                                                           2,253,548        14,420,432
                                                                                            --------------  -----------------
CLASS B
  Proceeds from sales of shares (510,212 and 1,104,864 shares, respectively)                    2,557,140         5,561,801
  Net asset value of shares issued from reinvestment of distributions
    (91,516 and 69,536 shares, respectively)                                                      455,088           350,687
  Cost of shares repurchased (188,657 and 346,945 shares, respectively)                          (947,977)       (1,753,224)
                                                                                            --------------  -----------------
Total                                                                                           2,064,251         4,159,264
                                                                                            --------------  -----------------
CLASS C
  Proceeds from sales of shares (1,758,459 and 113,197 shares, respectively)                    8,802,219           583,290
  Net asset value of shares issued from reinvestment of distributions
    (30,348 and 334 shares, respectively)                                                         151,270             1,698
  Cost of shares repurchased (277,936 and 2 shares, respectively)                              (1,391,862)              (10)
                                                                                            --------------  -----------------
Total                                                                                           7,561,627           584,978
                                                                                            --------------  -----------------
  INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS                                               11,879,426        19,164,674
                                                                                            --------------  -----------------
  NET INCREASE IN NET ASSETS                                                                   11,518,689        19,804,385
NET ASSETS
  Beginning of period                                                                          39,449,503        19,645,118
                                                                                            --------------  -----------------
  END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME AND
    UNDISTRIBUTED NET INVESTMENT INCOME OF ($1,128) AND $12,416, RESPECTIVELY)               $ 50,968,192     $  39,449,503
                                                                                            --------------  -----------------
                                                                                            --------------  -----------------

8                      See Notes to Financial Statements

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                              CLASS A
                                        -----------------------------------------------------------------------------------
                                          SIX
                                         MONTHS
                                         ENDED
                                        4/30/98                              YEAR ENDED OCTOBER 31,
                                        (UNAUDITED)     1997           1996           1995           1994           1993
                                        --------      ---------      ---------      ---------      ---------      ---------
Net asset value, beginning of
 period                                 $5.06         $    4.91      $    4.74      $    4.61      $    4.91      $    4.83
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                  0.17(2)           0.34(2)        0.33(2)        0.33(2)        0.29(2)        0.32(2)
  Net realized and unrealized gain
    (loss)                               0.07              0.14           0.17           0.13          (0.26)          0.08
                                        --------      ---------      ---------      ---------      ---------      ---------
    TOTAL FROM INVESTMENT
      OPERATIONS                         0.24              0.48           0.50           0.46           0.03           0.40
                                        --------      ---------      ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                              (0.17)            (0.33)         (0.33)         (0.33)         (0.29)         (0.32)
  Dividends from net realized gains     (0.12)               --             --             --          (0.03)            --
  Tax return of capital                    --                --             --             --          (0.01)            --
                                        --------      ---------      ---------      ---------      ---------      ---------
    TOTAL DISTRIBUTIONS                 (0.29)            (0.33)         (0.33)         (0.33)         (0.33)         (0.32)
                                        --------      ---------      ---------      ---------      ---------      ---------
CHANGE IN NET ASSET VALUE               (0.05)             0.15           0.17           0.13          (0.30)          0.08
                                        --------      ---------      ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD          $5.01         $    5.06      $    4.91      $    4.74      $    4.61      $    4.91
                                        --------      ---------      ---------      ---------      ---------      ---------
                                        --------      ---------      ---------      ---------      ---------      ---------
Total return(1)                          4.83%(5)         10.08%         10.91%         10.27%          0.40%          8.49%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                         $30,556         $28,557        $13,702         $9,303         $9,371         $6,829
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                     1.00%(4)          1.00%          1.00%          1.00%          1.00%          1.00%
  Net investment income                  6.77%(4)          6.54%          6.88%          7.07%          5.99%          6.39%
Portfolio turnover                         58%(5)           246%           232%           344%           121%           128%

                                                                              CLASS B
                                        -----------------------------------------------------------------------------------
                                          SIX
                                         MONTHS
                                         ENDED
                                        4/30/98                              YEAR ENDED OCTOBER 31,
                                        (UNAUDITED)     1997           1996           1995           1994           1993
                                        --------      ---------      ---------      ---------      ---------      ---------
Net asset value, beginning of
 period                                 $5.06         $    4.91      $    4.74      $    4.61      $    4.91      $    4.83
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                  0.16(3)           0.31(3)        0.31(3)        0.30(3)        0.27(3)        0.30(3)
  Net realized and unrealized gain
    (loss)                               0.07              0.15           0.17           0.13          (0.26)          0.08
                                        --------      ---------      ---------      ---------      ---------      ---------
    TOTAL FROM INVESTMENT
      OPERATIONS                         0.23              0.46           0.48           0.43           0.01           0.38
                                        --------      ---------      ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                              (0.16)            (0.31)         (0.31)         (0.30)         (0.27)         (0.30)
  Dividends from net realized gains     (0.12)               --             --             --          (0.03)            --
  Tax return of capital                    --                --             --             --          (0.01)            --
                                        --------      ---------      ---------      ---------      ---------      ---------
    TOTAL DISTRIBUTIONS                 (0.28)            (0.31)         (0.31)         (0.30)         (0.31)         (0.30)
                                        --------      ---------      ---------      ---------      ---------      ---------
CHANGE IN NET ASSET VALUE               (0.05)             0.15           0.17           0.13          (0.30)          0.08
                                        --------      ---------      ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD          $5.01         $    5.06      $    4.91      $    4.74      $    4.61      $    4.91
                                        --------      ---------      ---------      ---------      ---------      ---------
                                        --------      ---------      ---------      ---------      ---------      ---------
Total return(1)                          4.56%(5)          9.51%         10.36%          9.71%         (0.03)%         8.02%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                         $12,274         $10,318         $5,943         $4,659         $6,418         $3,968
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                     1.50%(4)          1.50%          1.50%          1.50%          1.45%          1.45%
  Net investment income                  6.36%(4)          6.05%          6.38%          6.59%          5.74%          5.79%
Portfolio turnover                         58%(5)           246%           232%           344%           121%           128%

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Includes reimbursement of operating expenses by investment adviser of $0.01, $0.04, $0.06, $0.08, $0.08 and $0.09, respectively.
(3) Includes reimbursement of operating expenses by investment adviser of $0.01, $0.04, $0.06, $0.08, $0.08 and $0.09, respectively.
(4) Annualized
(5) Not Annualized

                       See Notes to Financial Statements                       9

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                                         CLASS C
                                                                                               ----------------------------
                                                                                                SIX MONTHS        FROM
                                                                                                   ENDED        INCEPTION
                                                                                                  4/30/98      10/1/97 TO
                                                                                                (UNAUDITED)     10/31/97
                                                                                               -------------  -------------
Net asset value, beginning of period                                                             $    5.06      $    5.15
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                                               0.16(2)        0.03(2)
  Net realized and unrealized gain (loss)                                                             0.07          (0.09)
                                                                                                    ------         ------
    TOTAL FROM INVESTMENT OPERATIONS                                                                  0.23          (0.06)
                                                                                                    ------         ------
LESS DISTRIBUTIONS
  Dividends from net investment income                                                               (0.16)         (0.03)
  Dividends from net realized gains                                                                  (0.12)            --
  Tax return of capital                                                                                 --             --
                                                                                                    ------         ------
    TOTAL DISTRIBUTIONS                                                                              (0.28)         (0.03)
                                                                                                    ------         ------
CHANGE IN NET ASSET VALUE                                                                            (0.05)         (0.09)
                                                                                                    ------         ------
NET ASSET VALUE, END OF PERIOD                                                                   $    5.01      $    5.06
                                                                                                    ------         ------
                                                                                                    ------         ------
Total return(1)                                                                                       4.69%(4)       (1.30)%(4)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)                                                             $8,139           $575
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                                                                  1.25%(3)        1.25%(3)
  Net investment income                                                                               6.43%(3)        5.51%(3)
Portfolio turnover                                                                                      58%(4)         246%

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Includes reimbursement of operating expenses by investment adviser of $0.01, $0.04, respectively.
(3) Annualized
(4) Not annualized

10                     See Notes to Financial Statements

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1998 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix Multi-Sector Short Term Bond Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's investment objective is to provide high current income relative to short-term alternatives, while attempting to limit fluctuations in the net asset value of Fund shares resulting from movements in interest rates. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 2.25%. Class B shares are sold with a contingent deferred sales charge which declines from 2% to zero depending on the period of time the shares are held. Class C shares are sold with no sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to income using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions to shareholders are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

G. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Fund, the Investment Adviser, National Securities and Research Corporation, an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee at an annual rate of 0.55% of the average daily net assets of the Fund. The Adviser has agreed to assume expenses of the Fund in excess of 1.00%, 1.50% and 1.25% of the average aggregate daily net asset value of Class A, Class B and Class C shares, respectively. For the six months ended April 30, 1998, the Adviser has reimbursed the Fund $119,227 for such expenses.

  As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $2,972 for Class A shares and deferred sales charges of $7,779

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1998 (UNAUDITED) (CONTINUED)

for Class B shares for the six months ended April 30, 1998. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 0.75% for Class B shares and 0.50% for Class C shares of the average daily net assets of the Fund. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Fund that of the total amount expensed for the six months ended April 30, 1998, $42,349 was earned by the Distributor. $36,558 was paid to unaffiliated participants, and $7,549 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Fund, PEPCO received a fee for book-keeping, administration, and pricing services at an annual rate of 0.05% of average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, and 0.015% of average daily net assets greater than $500 million; a minimum fee may apply. PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust as sub-transfer agent. For the six months ended April 30, 1998, transfer agent fees were $33,561 of which PEPCO retained $524 which is net of the fees paid to State Street.

  At April 30, 1998, PHL and affiliates held 29,693 Class A shares of the Fund with a value of $148,762.

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 1998, aggregated $37,300,561 and $24,686,344, including $6,698,422 and $9,622,486, respectively, of U.S. Government and agency securities.

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risk than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

This report is not authorized for distribution to prospective investors in the Phoenix Multi-Sector Short Term Bond Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

SHORT TERM BOND FUND
101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Daizell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
John F. Sharry, Executive Vice President
James D. Wehr, Senior Vice President
David L. Albrycht, Vice President
William E. Keen, III, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Nancy C. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

INVESTMENT ADVISER
National Securities & Research Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

                                                        ---------------
PHOENIX FUNDS                                           BULK RATE MAIL
P.O. Box 2200                                            U.S. POSTAGE
Enfield CT 06083-2200                                        PAID
                                                        SPRINGFIELD, MA
                                                         PERMIT NO. 444
                                                        ---------------

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